Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	211,105	-	649,119
	211,105	-	649,119

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(197,270)	(80,154)	(183)
	(197,270)	(80,154)	(183)

Total	13,835	(80,154)	648,936

Schedule of Deferred Tax Asset And Liability

	As of March 31,
	2026	2025
	USD	USD
MSE:
Net operating loss carryforward	281,951	281,951
Total deferred tax assets	281,951	281,951
Less: valuation allowance	(281,951)	(281,951)
Deferred tax assets, net	-	-

MSHK:
Property and equipment	(61,692)	(68,449)
Finance lease right-of-use assets, net	(12,996)	(16,982)
Operating lease right-of-use assets, net	(6,746)	-
Operating lease liabilities	6,746	-
Net operating loss carryforward	1,261,843	409,297
Less: valuation allowance	(1,261,843)	(409,297)
Total deferred tax liabilities	(74,688)	(85,431)
Deferred tax assets - provision for allowance of credit losses	351,384	164,857
Deferred tax assets, net	276,696	79,426

Deferred tax assets, net	276,696	79,426

Schedule of Income Tax Expense Reconciliation

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD

(Loss) Profit before income taxes	(5,749,910)	(5,810,905)	2,975,533
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(948,735)	(958,799)	490,963

Reconciling items:
Tax effect of income that is not taxable*	(16,470)	(1,478)	(25)
Tax effect of non-deductible expenditure	120,414	371,984	90,539
Tax effect of temporary differences not recognized	27,619	98,842	-
Change in valuation allowance	852,546	409,297	88,998
Effect of two-tier tax rate	(21,154)	-	(21,154)
Statutory tax deduction#	(385)	-	(385)
Income tax expense (benefit)	13,835	(80,154)	648,936

*	Income that is not taxable mainly consisted of the bank interest income which is non-taxable under Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD3,000 (2025: HKD1,500) (2024: HKD3,000) for each business.